Current and deferred income tax (Tables)	12 Months Ended
Dec. 31, 2024
Current And Deferred Income Tax
Schedule of reconciliation of income tax (expense) benefit

	2024	2023	2022
(Loss) income before income tax	(71,851)	(296,084)	227,971
Luxembourg statutory income tax rate	24.94%	24.94%	24.94%

Expected income tax benefit (expense) at statutory rate	17,920	73,843	(56,856)
ICMS tax incentives permanent difference	-	10,995	19,277
Tax effects of translation of non-monetary assets/liabilities to functional currency	(1,323)	13,686	6,279
Withholding tax on dividends paid by subsidiaries	-	-	(5,263)
Impairment loss of goodwill	-	(12,585)	(18,247)
Special mining levy and special mining tax	(7,868)	(5,366)	(13,321)
Difference in tax rate of subsidiaries outside Luxembourg	12,591	24,665	(10,373)
Tax voluntary disclosure – VAT matters (i)	(2,403)	(29,548)	-
Unrecognized deferred tax on net operating losses (ii)	(25,515)	(52,091)	(66,069)
Adjustment to uncertain income tax (iii)	(94,764)	(5,194)	(3,866)
Other permanent tax differences	(14,194)	(14,131)	(2,544)
Income tax (expense) benefit	(115,556)	4,274	(150,983)

Current	(205,674)	(80,935)	(150,735)
Deferred	90,118	85,209	(248)
Income tax (expense) benefit	(115,556)	4,274	(150,983)

Schedule of analysis of deferred income tax assets and liabilities

	2024	2023
Tax credits on net operating losses	242,278	228,283

Tax credits on temporary differences
Environmental liabilities	10,847	18,407
Asset retirement obligations	22,498	25,492
Inventory provisions	10,903	10,850
Tax, labor and civil provisions	7,886	9,588
Provision for employee benefits	5,196	7,319
Revaluation of derivative financial instruments	36	111
Others	10,773	16,938

Tax debits on temporary differences
Depreciation, amortization and asset impairment	(70,985)	(29,612)
Added value of assets	(131,663)	(148,798)
Foreign exchange gains	14,222	(26,766)
Capitalized interest	(17,054)	(23,060)
Others	(585)	(20,085)
	104,352	68,667

Deferred income tax assets	236,887	235,073
Deferred income tax liabilities	(132,535)	(166,406)
	104,352	68,667

Schedule of effects of deferred tax on income statement and other comprehensive income

	2024	2023	2022
Balance at the beginning of the year	68,667	(24,886)	(37,277)
Effect on loss for the year	90,118	85,209	(248)
Effect on other comprehensive income – Fair value adjustment	981	(1,269)	998
Effect on other comprehensive income – hedge accounting	535	198	(178)
Effect on other comprehensive income – Translation effect included in cumulative translation adjustment	(50,565)	9,415	8,481
Derecognition of Nexa's share of Enercan's deferred income taxes	-	-	3,338
Divestments – note 1 (a)	(3,348)	-	-
Others	(2,036)	-	-
Balance at the end of the year	104,352	68,667	(24,886)